Redeemable Non-controlling Interests (Details) - USD ($)	6 Months Ended			9 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Mezzanine adjustment recognized		$ 0		$ 0
Compensation costs recognized	$ 36,221,000		$ 30,188,000	61,258,000	$ 47,785,000
Redeemable non-controlling interest increased	$ 2,341,000			$ 2,792,000
JM Tech
Term for employment required by founders to be entitled to their proportionate share in existing and future retained earnings	2 years			2 years
Compensation costs recognized	$ 13,300,000			$ 18,400,000
Redeemable non-controlling interest increased	$ 10,900,000			$ 15,600,000